LEASE LIABILITY	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [Abstract]
LEASE LIABILITY [Text Block]

9. LEASE LIABILITY

The Company has a lease agreement for its warehouse space in West Kelowna, British Columbia.

The continuity of the lease liability for the period ended December 31, 2025 and December 31, 2024 are as follows:

Lease liability	Total
Lease liability, December 31, 2023	$16,636
Additions	383,391
Lease payments	(106,099)
Lease reduction	(178,025)
Lease liability, December 31, 2024	$115,903
Lease payments	(42,958)
Lease liability, December 31, 2025	$72,945
Current portion	$56,997
Long-term portion	15,948
$72,945

During the year ended December 31, 2024, the Company entered into a new lease, commencing February 1, 2024, for a period of three years. The new lease resulted in an increase to the lease liability of $383,391. On September 6, 2024, the lease was renegotiated to reduce the lease space in use, which resulted in a lease liability reduction of $178,025. On April 7, 2025, the company subleased the remaining space but still retains the lease obligations in accordance with accounting standards. The Company's sublease agreement is structured so that the monthly payment received from the subtenant matches the Company's own monthly lease obligation. This arrangement ensures that the sublease income offsets the contractual fixed amount required under the original lease, resulting in a net-zero effect on monthly cash flow.